Transactions with Related Parties, Pavimar Shipping Co. (Services agreement) (Details) - USD ($) $ in Thousands		6 Months Ended
	Apr. 01, 2026	Jun. 30, 2026	Jun. 30, 2025
Transactions with Related Party [Abstract]
Technical management fees		$ 434	$ 298
Related Party [Member] | Pavimar S.A. [Member] | Services Agreement [Member]
Transactions with Related Party [Abstract]
Technical management fees	$ 200